Income Taxes - Schedule of Carrying Amount Of Assets And Liabilities For Financial Reporting (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Effective income tax rate differs from the statutory income tax rate
Permanent differences	$ 389	$ (1,095)
Effect of rate differentials between jurisdictions	(110)	(127)
Effect of foreign exchange rates	441	66
Scientific research and development – ITC		(61)
Adjustment to prior year's provision versus statutory tax returns	2,075	(106)
Tax recovery at statutory income tax rates	(1,747)	(3,076)
Other	(7)	13
Rate change	(17)
Change in valuation allowance	$ (1,024)	$ 4,386